Note 4 - Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expense [text block]
	December 31,	December 31,
	2019	2018
Accounts receivable (Note 10(b))	$100,209	$300,700
Prepaid expenses	60,508	103,716
	$160,717	$404,416